SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENT OF OPERATIONS (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 04, 2025	Mar. 12, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue			$ 17,472,536	$ 15,214,492	$ 5,419,791	$ 32,687,028	$ 11,396,739	$ 34,959,399	$ 26,943,718
Cost of sales			5,598,307	3,583,338	3,114,093	9,181,645	6,231,482	15,815,358	14,902,350
Gross Profit			11,874,229	11,631,154	2,305,698	23,505,383	5,165,257	19,144,041	12,041,368
Total operating expenses			4,490,349	4,772,258	2,472,243	9,262,607	4,923,957	13,076,467	12,676,807
Operating income (loss)			7,383,880	6,858,896	(166,545)	14,242,776	241,300	6,067,574	(635,439)
Total other income (expense)			292,125	14,611	(258,911)	306,736	(352,634)	(238,596)	872,025
Total other income (expense)			7,676,005	6,873,507	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Provision for income taxes
Net income (loss)			7,676,005	6,873,507	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Net income (loss) attributable to noncontrolling interest			(34,926)	6,241	12,467	(28,685)	33,777	31,389	(10,958)
Net income (loss) attributable to FDCTech, Inc.			7,710,931	6,867,266	(437,923)	$ 14,578,197	(145,111)	5,797,589	247,544
Reverse stock split	not less than 1-for-10	not less than 1-for-10 and not more than 1-for-50				$42,308 (before reverse split) to $423 (after reverse split).
Other income (expense)			$ 219,277		$ (269,897)	$ 101,440	$ (368,103)	$ (132,507)	$ 1,510,508
Net income (loss) per common share, basic			$ 1.82		$ (0.10)	$ 3.45	$ (0.03)	$ 0.01	$ 0.00
Net income (loss) per common share, diluted			$ 0.03		$ (0.10)	$ 0.06	$ (0.03)	$ 0.01	$ 0.00
Previously Reported [Member]
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue				15,214,492				$ 34,959,399	$ 26,943,718
Cost of sales				3,583,338				15,815,358	14,902,350
Gross Profit				11,631,154				19,144,041	12,041,368
Total operating expenses				4,775,845				13,090,832	12,943,131
Operating income (loss)				6,855,309
Total other income (expense)				14,611
Total other income (expense)				6,869,920					872,025
Provision for income taxes
Net income (loss)				6,869,920				5,814,612	$ (29,739)
Net income (loss) attributable to noncontrolling interest
Net income (loss) attributable to FDCTech, Inc.				6,869,920				5,797,589
Other interest income (expense)								16,157
Other income (expense)								$ (254,754)
Net income (loss) per common share, basic								$ 0.01	$ (0.00)
Net income (loss) per common share, diluted								$ 0.01	$ (0.00)
Revision of Prior Period, Reclassification, Adjustment [Member]
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue
Cost of sales
Gross Profit
Total operating expenses				(3,587)
Operating income (loss)				3,587
Total other income (expense)
Total other income (expense)				3,587
Provision for income taxes
Net income (loss)				3,587
Net income (loss) attributable to noncontrolling interest				6,241
Net income (loss) attributable to FDCTech, Inc.				$ (2,654)
Other interest income (expense)
Other income (expense)
Net income (loss) per common share, basic
Net income (loss) per common share, diluted
Amendment Number One [Member]
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue								$ 34,959,399	$ 26,943,718
Cost of sales								15,815,358	14,902,350
Gross Profit								19,144,041	12,041,368
Total operating expenses								13,090,832	12,943,131
Total other income (expense)									872,025
Net income (loss)								5,814,612	(29,739)
Net income (loss) attributable to noncontrolling interest
Other interest income (expense)								16,157
Other income (expense)								$ (254,754)
Net income (loss) per common share, basic								$ 0.01	$ (0.00)
Net income (loss) per common share, diluted								$ 0.01	$ (0.00)
Restatement [Member]
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue
Cost of sales
Gross Profit
Total operating expenses								(14,365)	(266,324)
Total other income (expense)
Net income (loss)								14,366	266,325
Net income (loss) attributable to noncontrolling interest									$ 10,958
Other interest income (expense)								(122,246)
Other income (expense)								$ 122,247
Net income (loss) per common share, basic
Net income (loss) per common share, diluted
Amendment Number Two [Member]
ScheduleOfRestatementOnConsolidatedStatementOfOperationsLineItems [Line Items]
Revenue								$ 34,959,399	$ 26,943,718
Cost of sales								15,815,358	14,902,350
Gross Profit								19,144,041	12,041,368
Total operating expenses								13,076,467	12,676,807
Total other income (expense)									872,025
Net income (loss)								5,828,978	236,586
Net income (loss) attributable to noncontrolling interest									$ 10,958
Other interest income (expense)								(106,089)
Other income (expense)								$ (132,507)